Derivative financial instruments - Financing Derivatives (Details) £ in Millions, number in Millions	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 587	£ 999
Derivative liabilities	(1,013)	(899)
Total	(426)	100
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	298	942
Derivative liabilities	(991)	(767)
Total	£ (693)	£ 175
Derivative notional amount	(18,875)	(15,799)
Financing derivatives | GBP LIBOR
Disclosure of detailed information about financial instruments [line items]
Notional amount		£ 2,041
Financing derivatives | USD LIBOR
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 806	769
Financing derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative assets	34	428
Derivative liabilities	(136)	(70)
Total	(102)	358
Financing derivatives | Over 12 months past due
Disclosure of detailed information about financial instruments [line items]
Derivative assets	264	514
Derivative liabilities	(855)	(697)
Total	(591)	(183)
Financing derivatives | In 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	6	10
Derivative liabilities	(29)	(14)
Total	(23)	(4)
Financing derivatives | In 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	28	24
Derivative liabilities	(39)	(12)
Total	(11)	12
Financing derivatives | In 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	62
Derivative liabilities	(26)	(80)
Total	(26)	(18)
Financing derivatives | In 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	12	4
Derivative liabilities	(16)	(42)
Total	(4)	(38)
Financing derivatives | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	218	414
Derivative liabilities	(745)	(549)
Total	(527)	(135)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	89	325
Derivative liabilities	(97)	(159)
Total	£ (8)	£ 166
Derivative notional amount	(1,607)	(2,259)
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 174	£ 601
Derivative liabilities	(642)	(351)
Total	£ (468)	£ 250
Derivative notional amount	(10,397)	(8,389)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 35	£ 16
Derivative liabilities	(65)	(74)
Total	£ (30)	£ (58)
Derivative notional amount	(6,371)	(4,651)
Foreign exchange forward contracts | Capital expenditure
Disclosure of detailed information about financial instruments [line items]
Total	£ (21)	£ (32)
Inflation-linked swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative liabilities	(187)	(183)
Total	£ (187)	£ (183)
Derivative notional amount	(500)	(500)
Deal contingent foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Total	£ 0	£ (9)